ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

ARTISAN SMALL CAP FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JANUARY 7, 2016 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF OF EACH FUND

Effective January 7, 2016, Jason L. White has been promoted from Associate Portfolio Manager to Portfolio Manager of the Funds. Craigh A. Cepukenas, James D. Hamel and Matthew H. Kamm continue to serve as Portfolio Managers of the Funds.

Please Retain This Supplement for Future Reference